Trade and Other Receivables - Summary of Gross Carrying Value Trade Receivables by Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables, gross	$ 3,708	$ 3,709	$ 4,167
Americas Materials [member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables, gross	1,475	1,520	1,514
Europe Materials [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables, gross	1,403	1,379	1,337
Building Products [Member]
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables, gross	$ 830	$ 810	$ 1,316